Cover	Mar. 08, 2023
Cover [Abstract]
Entity Registrant Name	Natural Resource Holdings, Inc.
Entity Central Index Key	0001680689
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Entity Emerging Growth Company	true
Document Period End Date	Mar. 08, 2023
Entity Ex Transition Period	false
Entity File Number	333-213553
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	32-0500871
Entity Address Address Line 1	7500 Rialto Boulevard Oak Hill
Entity Address City Or Town	Austin
Entity Address State Or Province	TX
Entity Address Postal Zip Code	78735
City Area Code	415
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	968-5642